STATEMENTS OF BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 256,897	$ 856,131	$ 2,232
Prepaid expenses	126,838	102,500	4,566
Total Current Assets	383,735	958,631	6,798
Prepaid expenses, non-current		33,334
Investments held in Trust Account	236,580,243	232,460,533	0
Deferred offering costs			248,425
Total Assets	236,963,978	233,452,498	255,223
Current Liabilities:
Accounts payable	120,055
Accrued expenses	2,744,164	231,427
Accrued offering costs			122,760
Due to related party	$ 0	$ 2,425
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Promissory note - related party			$ 152,200
Notes Payable, Current, Related Party [Extensible Enumeration]			Related Party [Member]
Total Current Liabilities	$ 2,864,219	$ 233,852	$ 274,960
Deferred underwriting commissions	9,000,000	9,000,000
Total Liabilities	11,864,219	9,233,852	274,960
Commitments and Contingencies (Note 6)
Shareholders Deficit:
Preference shares
Additional paid-in capital		1,621,805	24,233
Accumulated deficit	(11,481,234)	(9,864,442)	(44,737)
Total Shareholders' Deficit	(11,480,484)	(8,241,887)	(19,737)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	236,963,978	233,452,498	255,223
Class A Ordinary Shares Subject to Possible Redemption
Current Liabilities:
Class A ordinary shares subject to possible redemption	236,580,243	232,460,533
Class A Ordinary Shares
Shareholders Deficit:
Ordinary shares		0	0
Class B Ordinary Shares
Shareholders Deficit:
Ordinary shares	$ 750	$ 750	$ 767